Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	217,855,628.45	21,082
Yield Supplement Overcollateralization Amount 09/30/20	6,346,871.56	0
Receivables Balance 09/30/20	224,202,500.01	21,082
Principal Payments	12,921,255.71	442
Defaulted Receivables	525,074.66	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	5,756,235.63	0
Pool Balance at 10/31/20	204,999,934.01	20,604

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.37%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	4,574,572.67	332
Past Due 61-90 days	1,213,281.71	81
Past Due 91-120 days	81,221.19	9
Past Due 121+ days	0.00	0
Total	5,869,075.57	422

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	537,613.41
Aggregate Net Losses/(Gains) - October 2020	(12,538.75)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.07%
Prior Net Losses Ratio	0.00%
Second Prior Net Losses Ratio	-0.77%
Third Prior Net Losses Ratio	0.75%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.23%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	6.62%
Weighted Average Remaining Term	26.88

Flow of Funds	$ Amount
Collections	15,234,008.70
Investment Earnings on Cash Accounts	199.95
Servicing Fee (1)	(186,835.42)
Transfer to Collection Account	0.00
Available Funds	15,047,373.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	298,379.28
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,948.80
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,853,745.64
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	784,477.84
(10) Collection Account Redeposits	1,040,000.00

Total Distributions of Available Funds	15,047,373.23

Servicing Fee	186,835.42
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 10/15/20	205,001,882.81
Principal Paid	12,855,694.44
Note Balance @ 11/16/20	192,146,188.37

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2a
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2b
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-3
Note Balance @ 10/15/20	75,551,882.81
Principal Paid	12,855,694.44
Note Balance @ 11/16/20	62,696,188.37
Note Factor @ 11/16/20	14.7174151%

Class A-4
Note Balance @ 10/15/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	94,750,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	34,700,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	367,200.95
Total Principal Paid	12,855,694.44
Total Paid	13,222,895.39

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.14838%
Coupon	0.28838%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	121,512.61
Principal Paid	12,855,694.44
Total Paid to A-3 Holders	12,977,207.05

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2922527
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2317597
Total Distribution Amount	10.5240124

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2852409
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.1776865
Total A-3 Distribution Amount	30.4629274

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.15
Noteholders' Principal Distributable Amount	999.85

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	3,213,436.41
Investment Earnings	136.09
Investment Earnings Paid	(136.09)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,108,379.13	$1,131,207.53	$1,201,018.18
Number of Extensions	80	81	80
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.48%	0.48%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.